Financial risk management objectives and policies - Other financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of financial risk management objectives and policies
Collateral on short-term repurchase agreements	$ 162
Cash collateral on derivatives held by group	89	$ 93	$ 288
Cash collateral on derivatives posted by group	$ 162	$ 47	$ 11